Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (8,845)	$ (4,906)	$ (37,158)	$ (23,636)
Other comprehensive loss, net of tax:
Currency translation adjustment	(29)	412	(218)	(196)
Total comprehensive loss	(8,874)	(4,494)	(37,376)	(23,832)
Comprehensive loss attributable to non-controlling stockholders	(212)	(639)	(926)	(328)
Comprehensive loss attributable to MICT, Inc.	$ (8,662)	$ (3,855)	$ (36,450)	$ (23,504)